REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule Segment Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 segments	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of reportable units	2
Revenues	$ 12,472	$ 13,126	$ 12,003
Adjusted EBITDA	2,130	2,479	915
Enterprise Segment [Member]
Segment Reporting Information [Line Items]
Revenues	7,817	9,041	9,232
Adjusted EBITDA	1,231	1,701	555
Service Providers Segment [Member]
Segment Reporting Information [Line Items]
Revenues	4,655	4,085	2,771
Adjusted EBITDA	$ 899	$ 778	$ 360